Assets Held for Sale and Other Current Asset	12 Months Ended
Dec. 31, 2018
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Assets Held for Sale and Other Current Asset
12)	ASSETS HELD FOR SALE AND OTHER CURRENT ASSETS

12.1)	ASSETS HELD FOR SALE

As of December 31, 2018 and 2017, assets held for sale, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

		2018				2017
		Assets	Liabilities	Net assets		Assets	Liabilities	Net assets
Assets in the central region of France (note 4.3)	Ps	952	314	638	Ps	—	—	—
Idle assets in Spain[1]		—	—	—		580	—	580
Other assets held for sale		1,148	—	1,148		798	—	798

	Ps	2,100	314	1,786	Ps	1,378	—	1,378

1	During December 2018, considering the withdrawal of potential buyers and the absence of new offers, CEMEX reclassified these assets to fixed assets.

12.2)	OTHER CURRENT ASSETS

As of December 31, 2018 and 2017, other current assets are mainly comprised of advance payments.

In addition, as of December 31, 2018, the balance of other current assets includes cash for US$12 (Ps236) of CEMEX Colombia subject to a temporary restriction on its availability due to a seizure order issued by a civil court in Colombia within an executory proceeding initiated by a supplier in connection with a commercial dispute over an amount being claimed of approximately US$2 (Ps39). CEMEX Colombia considers that such seizure order was excessive in relation to the amount claimed, and as of the reporting date, because of the nature of the proceeding, CEMEX Colombia’s defense arguments that were put forth in its negotiations with the supplier have not yet been evaluated. As of the issuance date of these consolidated financial statements, CEMEX Colombia is following required legal procedures in the civil court and considers probable that the cash amounts will be released in 2019.